Trade Receivables, Net Of Provisions	12 Months Ended
Dec. 31, 2012
Trade Receivables, Net Of Provisions [Abstract]
Trade Receivables, Net Of Provisions

4. Trade receivables, net of provisions

Trade receivables consist of the following at December 31:

	2011	2012
Trade receivables	$19,593	$6,636
Provision for doubtful accounts	(3,530)	-
	$16,063	$6,636

Trade receivables include amounts invoiced to lessees in respect of lease rentals and maintenance reserves. As of December 31, 2012, we did not have any trades receivables recorded in relation to lessee defaults.

The change in the provision for doubtful accounts is set forth below:

	Year ended December 31,
	2010	2011	2012
Provision at beginning of period	$3,392	$2,606	$3,530
Expense for doubtful accounts	39	3,335	-
Discontinued operations	1,128	(2,567)	-
Other(1)	(1,953)	156	(3,530)
Provision at the end of period	$2,606	$3,530	$-

(1)            Other includes direct write offs and cash accounting for certain trade receivables.